Details of expenses and products by function	12 Months Ended
Dec. 31, 2022
Details of expenses and products by function
Details of expenses and products by function

Note 16: Details of expenses and products by function

16.1 Research and Development expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Personnel expenses	(2,553)	(4,392)	(6,179)
Purchases and external expenses	(10,459)	(19,345)	(12,991)
Other	(251)	(264)	(285)
Research and development expenses	(13,263)	(24,001)	(19,455)
Research tax credit	3,328	4,080	3,413
Subsidies	14	256	7
Research tax credit and subsidies	3,342	4,336	3,420
Research and development expenses, net	(9,921)	(19,665)	(16,034)

Research and development expenses relate to activities in connection with conducting clinical trials, non-clinical studies of the drug candidates for the treatment of age-related diseases and the treatment of severe respiratory failure in patients suffering from COVID-19.

The increase in personnel costs in 2022 compared to 2021 is due to the full year of recruitment in 2021, to the increase in the number of statutory employees, and to the impact of the share-based compensation expense related to the BSPCEs and bonus shares granted at the end of 2021 and 2022 (€3,281 thousand in 2022 versus €2,125 thousand in 2021).

The decrease in external purchases and expenses in 2022 compared to 2021 is mainly related to the end of our COVA phase 2-3 study as well as the costs of preliminary meetings with public regulatory bodies as part of the continuation of our study. post-phase 2 SARA-INT. These expenses consisted primarily of contract research organization (CRO) costs for conducting clinical trials and non-clinical studies, as well as contract development and manufacturing organization (CDMO) costs for the manufacturing scale of Sarconeos (BIO101) for filing with regulatory authorities.

The increase in personnel expenses in 2021 compared to 2020 is related to the staff reinforcement as part of the COVA clinical study and expenses relating to share-based payment for €2,125 thousand in 2021 compared to €367 thousand in 2020.

The increase of the purchases and external expenses in 2021 compared to 2020 is primarily related to the progression of our COVA Phase 2-3 study as well as the finalization of our SARA-INT phase 2 study. These expenses consisted primarily of the cost of Contract Research Organization (“CROs”) in conducting clinical trials and non-clinical studies, as well as the costs of CDMOs (Contract Distribution Manufacturing Organizaton) for the manufacturing scaling-up of Sarconeos (BIO101) in preparation of a potential filing with Regulatory Authorities upon positive results from COVA.

As part of the BPI France conditional advance “BIO 201” project, the Company was entitled to receive a grant of €380 thousand, out of which €202 thousand was recognized as a subsidy in 2021 since 53% of the budget of research and development expenses were incurred at the closing date. No additional expenses were incurred in 2022.

16.2 General and administrative expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Personnel expenses	(1,796)	(3,107)	(4,110)
Purchases and external expenses	(2,188)	(3,991)	(2,928)
Other expenses	(37)	(52)	(199)
General and administrative expenses	(4,021)	(7,150)	(7,237)

Between 2021 and 2022, personnel expenses, including share-based compensation, for senior management and administrative staff increased by €1,002 thousand, mainly due to the replacement of Finance staff and the impact of the share-based compensation expense related to BSPCEs and bonus shares granted in 2020, 2021 and 2022.

Between 2020 and 2021, personnel expenses, including share-based payments, or general management and administrative staff increased by €1.0 million mainly due to the costs of being listed on Nasdaq, the reinforcement of the Company’s staff, mostly for business development and legal compliance, as well as to the impact of the stock based compensation expense related to Founders’ warrants and free shares granted in late 2020 and in 2021.

Other purchases and external expenses consist mainly of administrative expenses related to being a listed company in France and the United States since February 2021, accounting and auditing fees, insurance and legal fees.

16.3 Personnel expenses

	FOR THE YEAR ENDED DECEMBER 31,
(amounts in thousands of euros)	2020	2021	2022
Wages and salaries	(3,562)	(3,770)	(4,722)
Share-based payments (1)	(787)	(3,730)	(5,567)
Personnel expenses	(4,349)	(7,499)	(10,289)
(1)	The share-based payments expenses include €308 thousand as of December 31, 2021 and €171 thousand as of December 31, 2022 of social contribution recognized on a straight-line basis over the vesting period for the free shares granted during each period.

The Company’s average headcount is 23 as of December 31, 2022 compared to 27 as of December 31, 2021 and to 20 as of December 31, 2020.